Trade Receivables - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables [line items]
From sales of educational content	R$ 146,114	R$ 96,025
From related parties (Note 10)	3,916	3,444
Gross trade receivables	150,030	99,469
(-) Allowance for doubtful accounts	(13,419)	(4,533)	R$ (5,386)	R$ (2,002)
Trade Receivables	R$ 136,611	R$ 94,936